Huber Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 99.75%	Value
	Aerospace & Defense - 2.57%
700	Northrop Grumman Corp.	$258,930

	Banking - 19.00%
11,000	Bank of America Corp.	507,540
8,000	Citigroup, Inc.	520,960
26,292	First Horizon Corp.	449,856
1,900	JPMorgan Chase & Co.	282,340
2,500	Truist Financial Corp.	157,050
		1,917,746
	Biotech & Pharmaceuticals - 8.80%
400	AbbVie, Inc.	54,756
2,000	Eli Lilly & Co.	490,780
1,100	Merck & Co., Inc.	89,628
4,800	Pfizer, Inc.	252,912
		888,076
	Chemicals - 1.38%
1,500	Innospec, Inc.	139,440

	Consumer Services - 4.59%
11,000	Rent-A-Center, Inc.	463,650

	Electric Utilities - 2.80%
300	American Electric Power Co., Inc.	27,120
900	Entergy Corp.	100,593
1,600	Exelon Corp.	92,720
800	NextEra Energy, Inc.	62,496
		282,929
	Electrical Equipment - 0.95%
1,100	Carrier Global Corp.	52,448
300	TE Connectivity Ltd. - ADR	42,903
		95,351
	Entertainment Content - 2.91%
16,897	Lions Gate Entertainment Corp. - Class B (a) (b)	246,358
1,000	Paramount Global - Class B (b)	33,450
100	Walt Disney Co. (a)	14,297
		294,105
	Food - 1.49%
500	Lamb Weston Holdings, Inc.	32,105
1,300	Tyson Foods, Inc. - Class A	118,157
		150,262
	Health Care Facilities & Services - 0.48%
2,100	Select Medical Holdings Corp.	48,783

	Home Construction - 0.00%
5	Lennar Corp. - Class B	404

	Institutional Financial Services - 0.70%
200	Goldman Sachs Group, Inc.	70,936

	Insurance - 3.60%
14,573	CNO Financial Group, Inc.	363,451

	Internet Media & Services - 0.86%
400	VeriSign, Inc. (a)	86,872

	Oil & Gas Producers - 11.98%
6,700	BP plc - ADR	207,164
1,000	Chesapeake Energy Corp.	68,170
31,803	Golar LNG Ltd. (a)	456,373
9,300	Shell plc - ADR (a)	478,020
		1,209,727
	Retail - Consumer Staples - 2.08%
1,500	Wal-Mart Stores, Inc.	209,715

	Retail - Discretionary - 4.74%
8,200	Gap, Inc.	148,174
900	Home Depot, Inc.	330,282
		478,456
	Software - 8.73%
2,600	Microsoft Corp.	808,548
900	Oracle Corp.	73,044
		881,592
	Specialty Finance - 1.32%
3,310	Enova International, Inc. (a)	133,327

	Technology Hardware - 3.04%
11,825	Comtech Telecommunications Corp.	240,402
1,800	HP, Inc.	66,114
		306,516
	Technology Services - 15.86%
30,530	KBR, Inc.	1,325,002
550	Mastercard, Inc. - Class A	212,509
500	Science Applications International Corp.	41,015
100	Visa, Inc. - Class A	22,617
		1,601,143
	Telecommunications - 1.26%
5,000	AT&T, Inc.	127,500

	Tobacco & Cannabis - 0.61%
600	Philip Morris International, Inc.	61,710
	TOTAL COMMON STOCKS (Cost $6,103,802)	10,070,621

	MONEY MARKET FUNDS - 0.11%
5,386	First American Government Obligations Fund, Institutional Class, 0.03% (c)	5,386
5,386	First American Treasury Obligations Fund, Institutional Class, 0.01% (c)	5,386
	TOTAL MONEY MARKET FUNDS (Cost $10,772)	10,772

	Total Investments in Securities (Cost $6,114,574) - 99.86%	10,081,393
	Other Assets in Excess of Liabilities - 0.14%	14,084
	NET ASSETS - 100.00%	$10,095,477

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2022.

Huber Large Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Huber Large Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$508,477	$-	$-	$508,477
Consumer Discretionary	942,510	-	-	942,510
Consumer Staples	421,687	-	-	421,687
Energy	1,209,727	-	-	1,209,727
Financials	2,485,460	-	-	2,485,460
Health Care	936,859	-	-	936,859
Industrials	354,281	-	-	354,281
Materials	139,440	-	-	139,440
Technology	2,789,251	-	-	2,789,251
Utilities	282,929	-	-	282,929
Total Common Stocks	10,070,621	-	-	10,070,621
Money Market Funds	10,772	-	-	10,772
Total Investments in Securities	$10,081,393	$-	$-	$10,081,393

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.